Share Based Payments	6 Months Ended
Jun. 30, 2019
Share based payments [Abstract]
Share based payments

7. Share based payments

Share based compensation net loss of CHF 310,500 was recognized for the six months ended June 30, 2019. Share based compensation expense related to employee stock options amounted to CHF 308,181 for the six months ended June 30, 2019 (for the six months ended June 30, 2018 a gain of CHF 84,748).

Share based compensation expense of CHF 2,319 related to the purchase of intangibles was capitalized for the six months ended June 30, 2019. A total of 127,894 options were granted in the six months ended June 30, 2019. The exercise price of the options granted as share base compensation under the Equity Incentive Plan to employees for 126,644 options is US$ 5.75 per share and the exercise price for the 1,250 options granted in connection with the purchase of the intangible is $3.68. The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2018.